EFMT DEPOSITOR LLC abs-15g

Exhibit 99.04 - Schedule 2

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
1903386	XXXXXX	MI	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Post close reserves are $5,534.55, or 4.63 months. Reserves not required.

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Per WVOE borrower has been on job since XXX.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI of 44.43% is below guideline maximum of 55%.

2065569	XXXXXX	AL	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	C	B	C	B	CMPTRID3640	TRID - CD: Zero tolerance fee or fees increased at or prior to closing without a valid reason or the revised LE/CD was not timely disclosed; insufficient credit or refund provided	No	Zero Tolerance Fee of $195 due to Appraisal Reinspection Fee increased from LE to CD. Missing a valid Change of Circumstance, or Post Close CD, LOX and copy of refund check to borrower.	7.17.25-Client provided COC, Satisfied.	7.17.25-Satisfied.	Numeric	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  43 Months Reserves

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  14 Years with current Employer

CFCFS1736: Significant time at current residence
- Clayton Comments:  10 years 6 months at current Residence

2065583	XXXXXX	IL	(No Data)	ATR/QM: Exempt	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	Credit	Credit/Mtg History	Active	B	B	B	B	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	No	Provide 12 months rental for borrower primary residence.	(No Data)	(No Data)	(No Data)	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Post close reserves are $62,554.09, or 34.30 months. 3 months required.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV of 67.31% is below guideline maximum of 70% for a DSCR cash out refinance with a 630 credit score.

CFCFS1739: Positive mortgage payment history
- Clayton Comments:  Borrower has been 0X30 with mtg history from XXX.

2065621	XXXXXX	FL	(No Data)	ATR/QM: Exempt	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Insurance	Satisfied	C	A	C	A	CRDINSR5351	Insurance Effective date is greater than the transaction date	No	Current & Previous Dec Page is in file	7.14.2 5Please find updated dec page.7.14.25 exception satisfied	7.14.25 exception satisfied	Not Applicable	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  58 Months Reserves

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  99+ Months reporting

CFCFS1742: Consumer credit history exceeds guidelines
- Clayton Comments:  88+ Months reporting

2065621	XXXXXX	FL	(No Data)	ATR/QM: Exempt	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Legal Documents	Satisfied	D	A	D	A	CRDLGL1819	Estimated HUD-1 in File, Missing Final HUD-1	No	Please provide Final HUD-1	7.14.25 FINAL ss For review7.14.25 exception satisfied	7.14.25 exception satisfied	(No Data)	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  58 Months Reserves

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  99+ Months reporting

CFCFS1742: Consumer credit history exceeds guidelines
- Clayton Comments:  88+ Months reporting

2094850	XXXXXX	CA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	C	A	C	A	CMPTRID3618	TRID - Corrected CD should have been provided; Change of Product or Product Feature not disclosed at least 3 business days prior to closing	No	Missing initial closing disclosure.	(No Data)	Initial CD provided to cure.	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines - Clayton Comments: Borrower has a 784 credit score. CFCFS1731: Verified cash reserves exceed guidelines - Clayton Comments: 45 months reserves.
2094850	XXXXXX	CA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	C	A	C	A	CMPTRID3626	TRID - CD: Loan consummated before end of waiting period	No	Missing initial closing disclosure.	(No Data)	Initial CD provided to cure.	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines - Clayton Comments: Borrower has a 784 credit score. CFCFS1731: Verified cash reserves exceed guidelines - Clayton Comments: 45 months reserves.
2094850	XXXXXX	CA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	Credit	DTI	Satisfied	C	A	C	A	CRDDTI105	Debt Ratio Exception 5% or Less	No	The Non-QM First lien guidelines indicate if borrower is residing rent fee the maximum DTI ratio allowed is 43%. The final 1003 shows the borrower has been living rent free for 9 years and rent free letter was in the file. Audit calculated a 45.46% DTI ratio. The 1008 shows a DTI ratio of 40.661%. The difference in the difference in the base monthly income calculation. Audit used an average of the base YTD and previous two years for $3,630.92 per month as the pay stubs provided show varying hours. The 1008 shows base income of $4,273.14 per month. It could not be confirmed how this was calculated as the lender's income worksheet shows a base average of $4,059.63 per month.	The XXX program allows for a 50% DTI. We have rent free letter, residual and 10% own funds.	Cleared.	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines - Clayton Comments: Borrower has a 784 credit score. CFCFS1731: Verified cash reserves exceed guidelines - Clayton Comments: 45 months reserves.